UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9391
                                                      --------

                            The Forester Funds, Inc.
                            ------------------------
               (Exact name of Registrant as specified in charter)

                                612 Paddock Lane
                             Libertyville, IL 60048
                             -----------------------
               (Address of principal executive offices) (Zip code)

                          Forester Capital Management Ltd.
                                612 Paddock Lane
                             Libertyville, IL 60048
                             -----------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (847)573-0365
                                                          -------------

                      Date of fiscal year end: March 31
                                               -----------
                   Date of reporting period: September 30, 2004
                                             ------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

--------------------------------------------------------------------------------


THE FORESTER FUNDS


SEMI-ANNUAL REPORT
September 30, 2004

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER VALUE FUND
Letter to Shareholders

Dear Fellow Shareholder:

With this report we celebrate 5 years! This period has been like no other in recent memory. We have beaten the S&P 500 by double digits in 3 of the past 4 calendar years and are doing the same so far this year.

The past six months have witnessed a fairly large drop followed by a rally which left the market averages around the levels seen in March. The Value Fund was hedged when the market dropped and actually went up during some of that time and was fully invested when the market went up, beating the benchmarks. The Value Fund returned 16.3% over the past six months versus -0.24% for the S&P 500. Since inception your funds soundly outperformed their benchmark returning 6.3% versus -2.3% for the S&P 500, on an annualized basis.

The rise in the price of oil helped propel our energy stocks this past quarter and hedging helped us miss some of the downside in the middle of the quarter.

We have changed some of the way that we run the fund, but not goals. The goal is to beat the S&P 500. In order to do that, under normal conditions, we purchase a portfolio of high potential value stocks. In the past, when conditions were not normal and were characterized by high valuation and high risk, we went to cash. Given the fact that the S&P 500 is still down since we started, that proved to be a good decision. However, our stock picking abilities were hidden and so were the added gains.

Going forward we will still start with a portfolio of high potential large value stocks. However, we will use options and other securities to change our market exposure when the market is highly valued on a historic basis and/or when the manager perceives that the market conditions are poor. The manager may add to take away from market exposure as his perception of the conditions warrant.

While earnings have improved this year from a year ago, the growth of those earnings appears to be slowing. Market valuation is still high on a historical basis.

Our outlook for the future is uncertain. When we started 5 years ago, we looked out and saw the possibility for a recession and down equity markets. The country could fight the recession with several weapons. Fed Funds peaked at about 6.75% and could be cut. Mortgage rates were around 8% and could come down spurring more spending on housing and wealth effect spending. The government budget was in surplus, so taxes could be cut and spending increased. It also did not hurt that China was about to start a massive investment boom which would further stimulate our economy.

However, today we are seeing the effects of massive stimulus wear off. So where does new growth, the life blood of the markets, come from? Fed Funds now sits at 1.75% and is seemingly going up, not down. Mortgage rates are now close to 5.5%, generational lows. The budget is now at near record deficits. China is now slowing. Savings rates are at extreme lows of near 1%. So the question remains, where does the new growth come from?

It could come from job and wage growth. It could also come from lower commodity prices. It could even come from export growth. So while the stimulus weapons may be largely used up, there are still areas where growth could come from. It is just uncertain. Uncertain times tend to lead to choppy markets which we have seen this year.

Our expectations are that our stock picks will beat the market, while our hedging will reduce volatility and increase return.

Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President




FORESTER FUNDS

THE FORESTER VALUE FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Value Fund                 0.5%      3.6%        4.0%
S&P 500 Stock Index                24.4     -10.1        -5.9


                                  S&P 500
                   FORESTER        STOCK
                  VALUE FUND       INDEX
                  ----------     ----------
9/10/99            $10,000        $10,000
9/30/99             10,006          9,488
12/31/99            10,121         10,870
3/31/00             10,258         11,087
6/30/00             10,406         10,762
9/30/00             10,548         10,628
12/31/00            10,692          9,796
3/31/01             10,820          8,635
6/30/01             10,919          9,140
9/30/01             10,993          7,798
12/31/01            11,037          8,632
3/31/02             11,062          8,656
6/30/02             11,108          7,570
9/30/02             11,668          6,262
12/31/02            11,678          6,806
3/31/03             11,693          6,591
6/30/03             11,704          7,606
9/30/03             11,714          7,807
12/31/03            11,718          8,758
3/31/04             11,732          8,906
6/30/04             11,167          9,059
9/30/04             13,644          8,890



The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.




THE FORESTER VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)


                                   NUMBER OF
                                    SHARES       VALUE

COMMON STOCKS - 97.4%
AUTO & TRUCK MANUFACTURERS - 3.5%
DaimlerChrysler AG (ADR)              51        $2,112

BIOTECHNOLOGY & DRUGS - 7.7%
Bristol-Myers Squibb Co.             102        $2,414
Cardinal Health, Inc.                 51        $2,233
                                                ------
                                                $4,647
CHEMICALS - 4.3%
Dow Chemical Company                  57        $2,575

COMMUNICATIONS SERVICES - 4.7%
Verizon Communications                72        $2,835

COMPUTER PERIPHERALS - 3.6%
Hewlett-Packard Company	             114        $2,138

ELECTRIC UTILITIES - 4.1%
Exelon Corporation                    66        $2,422

FOOD PROCESSING - 4.0%
Sara Lee Corp.                       104        $2,377

HOTELS & MOTELS - 3.6%
Cendant Corporation                  100        $2,160

INSURANCE (LIFE) - 4.2%
MetLife, Inc.                         65        $2,512

INSURANCE (PROPERTY & CASUALTY) - 3.5%
St. Paul Travelers Co                 63        $2,083

INVESTMENT SERVICES - 4.4%
Lehman Brothers Holdings              33        $2,631

MISC. CAPITAL GOODS - 3.7%
Eaton Corporation                     35        $2,219

MONEY CENTER BANKS - 7.8%
Citigroup Inc.                        52        $2,295
Wachovia Corporation                  51        $2,394
                                                ------
                                                $4,689
OIL & GAS - INTEGRATED - 11.8%
ConocoPhillips                        28        $2,319
Devon Energy Corporation              32        $2,273
Marathon Oil Corporation              59        $2,436
                                                ------
                                                $7,028
RAILROADS - 3.1%
Union Pacific                         32        $1,875

REAL ESTATE - 4.0%
Equity Office Properties              87        $2,371

REGIONAL BANKS - 8.1%
National City Corporation             63        $2,433
KeyCorp                               76        $2,402
                                                ------
                                                $4,835
RESTAURANTS - 3.8%
McDonald's Corporation                80        $2,242

RETAIL - 3.7%
May Department Stores                 86        $2,204

TOBACCO - 3.8%
Altria Group, Inc.                    49        $2,305


Total Common Stocks                            $58,260
     (cost $56,997)


SHORT-TERM INVESTMENT - 2.4%
SCHWAB US TREASURY MONEY FUND                   $1,438

OTHER ASSETS LESS LIABILITIES - 0.2%              $142

Net Assets - 100%                              $59,840
                                               =======

     At September 30, 2004, unrealized appreciation of
     Securities for federal income tax purposes is $2,162 and unrealized depreciation of securities for federal income tax purposes is $899.

See accompanying notes to financial statements.


THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (Unaudited)


                                               	     The Forester
                                                      Value Fund
ASSETS
Investments at value (cost $56,997)                    $58,260
Cash (Schwab US Treasury Money Fund)                   $ 1,438
Dividends Receivable                                       167
Reimbursement Receivable                                    67
                                                       -------
Total assets                                            59,932
                                                       =======

LIABILITIES
Due to Advisor                                              25
Fee payable                                                 67
                                                       -------
Total liabilities                                           92
                                                       =======
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,142 shares issued
and outstanding)                                       $59,840
                                                       =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
 ($59,840  /  5,142 shares)                             $11.64
                                                        ======
NET ASSETS
  At September 30, 2004, net assets consisted of:
      Paid-in capital                                  $51,582
      Undistributed net investment income                  411
      Undistributed net realized gains                   6,584
      Net unrealized appreciation                        1,263
                                                       -------
                                                       $59,840
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Six months ended September 30, 2004 (Unaudited)



                                                        The Forester
                                                         Value Fund
INVESTMENT INCOME
Dividend income                                              $307
Interest income                                                55
                                                           ------
Total income                                                  362
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             394
                                                           ------
  Total expenses                                              394
  Less:  expenses waived and
         reimbursed by Advisor (Note 2)                      (394)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         362
                                                           ------
REALIZED AND UNREALIZED GAIN
  Net realized gain on investments                          6,584
  Change in unrealized appreciation on
     investments                                            1,259
                                                           ------

  Net realized and unrealized gain
     on investments                                         7,843
                                                           ------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $ 8,205
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                           Value Fund
                                    -----------------------
                                       Six Months   Year
                                         Ended      Ended
                                     Sep 30, 2004  March 31,
                                      (Unaudited)    2004
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   362        $  246
  Net realized gain
    on investments                     6,584             -
  Change in unrealized appre-
    ciation on investments             1,259             -
                                     -------        ------
  Net increase in net assets
    resulting from operations          8,205           246
                                     -------        ------

  Distributions to shareholders
    Net investment income                  -          (298)
    Net realized gains                     -             -
                                     -------        ------
    Total Distributions                    -          (298)
                                     -------        ------

  Capital share transactions (a)
    (Decrease) in net
    assets resulting from capital
    share transactions                (7,000)      (49,811)
                                      ------        ------
    Total increase/(decrease)
    in net assets                      1,205       (49,863)

NET ASSETS
  Beginning of period                 58,635       108,498
                                     -------        ------
End of period
(Including undistributed net
 investment income of $411 and
  $49, respectively)                 $59,840      $ 58,635
                                     =======       =======

(a) Summary of capital share activity follows:

Shares Sold                                -         2,994
Shares Redeemed                         (715)       (7,999)
Shares issued in reinvestment
  of distributions                         -            30
                                     =======       =======

Value of Shares Sold                 $     -       $30,000
Value of Shares Redeemed            ($ 7,000)      (80,109)      -
Value of shares issued in rein-
  vestment of distributions          $     -       $   298
                                     =======       =======

  Net (decrease) in shares              (715)       (4,975)
                                     =======       =======
  Net (decrease) in value
  of shares                         ($ 7,000)     $(49,811)
                                     =======       =======

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Value Fund
                                   -------------------------------------
                                    Six Months                                               Period*
                                      Ended                Years Ended March 31,              Ended
(For a share outstanding            Sep 30, 2004                                             March 31,
 throughout each period)            (Unaudited)    2004       2003       2002       2001       2000
                                   -------------------------------------------------------------------
NET ASSET VALUE                       <c>        <c>        <c>        <c>        <c>        <c>
Beginning of period                    $10.01     $10.02     $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .07        .03        .09        .23        .53        .30
Net gains on securities
 (both realized and unrealized)          1.56       (.01)       .48          -        .02       (.04)
                                       ------     ------     ------     ------     ------     ------
  Total from investment operations       1.63        .02        .57        .23        .55        .26
                                       ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)      -       (.03)      (.10)      (.33)      (.59)      (.12)
Net realized gains                          -          -       (.45)         -          -          -
                                       ------     ------     ------     ------     ------     ------
     Total distributions                    -       (.03)      (.55)      (.33)      (.59)      (.12)
                                       ------     ------     ------     ------     ------     ------
NET ASSET VALUE
End of period                          $11.64     $10.01     $10.02     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======     ======     ======

TOTAL RETURN                            16.25%      0.24%      5.74%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $59,840    $58,635   $108,498    $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                0%         0%        0%         0%         0%        0%**
Before waiver                            1.35%     34.65%    19.61%      5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                     0.62%      0.30%     0.86%      2.18%      5.23%     5.26%**

Portfolio turnover rate	                  185%         0%      103%         0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements


Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
March 31, 2004 through September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, which this Fund does not charge, but which other funds may, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==============================================================

                 Beginning        Ending         Expenses Paid
               Account Value   Account Value    during period*
                                                   3/31/04-
                  3/31/04         9/30/04          9/30/04
==============================================================
Actual           $1,000.00       $1,162.52          $0.00
==============================================================
Hypothetical     $1,000.00       $1,025.00          $0.00
(5% return
before expenses)
==============================================================
==============================================================
*Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by "number of days in most recent fiscal half-year/365 'or 366'" (to reflect the one-half year period).


TABLE OF HOLDINGS BY SECTOR

Common stock Sector                   % of Net Asset Value
  Basic Materials                            4.3
  Capital Goods                              3.7
  Consumer cyclical                          3.5
  Consumer non-cylclical                     7.8
  Energy                                    11.7
  Financials                                32.0
  Health Care                                7.8
  Telecom                                    4.7
  Services                                  11.1
  Tech                                       3.6
  Utilities                                  4.1
  Transportation                             3.1
                                           -----
                                            97.4

Cash and other                               2.6

Total                                      100.0
                                           =====


THE FORESTER FUNDS, INC.
THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2004 (Unaudited)


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund (each a
"Fund").  The Fund commenced operations on September 10, 1999.
This report covers the Forester Value Fund.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq OfficialClosing Price. Exchange-traded securities for which there were no transactions are valued at the average of readily available closing bid and asked prices on such exchanges or such
System.   Unlisted securities that are not included in such System
are valued at the mean of the quoted bid and asked prices in the
over-the-counter-market.   Options are valued at the last sales price
if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of
Directors.   Short-term investments are valued at amortized cost, if
their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.


SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
September 30, 2004 (Unaudited)


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the six months ended September 30, 2004, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund and
paid all expenses of the Fund.   As compensation for its
services, the Advisor was entitled to a
monthly fee at the annual rate of 1.35% based upon the
average daily net assets of the Fund.   For the six months ended
September 30, 2004, the Advisor voluntarily waived advisory fees in the amounts of $394 for The Forester Value Fund.

DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted Distribution Plans pursuant to which the Funds may pay broker-dealers for distributing shares of the Fund. This expense is limited to 1/4 of 1% of the Funds' average net
assets.   For the six months ended September 30, 2004, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $158,678 and $108,264, respectively, in the Forester Value Fund for the six months ended September 30, 2004.



(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during fiscal years ended
March 31, 2005 and 2004 was as follows:

                                    The Forester
2005                                 Value Fund
----                                ------------
Distributions paid from:
  Ordinary income                      $    -
                                       ======

2004
----
Distributions paid from:
  Ordinary income                      $  298
                                       ======
Total                                  $  298

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                     Value Fund
                                    ------------
Undistributed ordinary income             298
                                       ------
                                       $  298
                                       ======


DIRECTORS AND OFFICERS OF THE COMPANY  (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 45, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 99% of the shares of each Fund. Mr. Forester did not receive any remuneration during the period to serve as a Director and Officer of the Fund.

Kaye E. Forester - Secretary has served since September, 1999.
Mrs. Forester, 44, is an investor. Her address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. She oversees 2 portfolios in the fund complex. She does not hold any other directorships designated by Item 13(a)(1) of the Rules. Mrs. Forester did not receive any remuneration during the period to serve as a Director and Officer of the Fund.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 56, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Grudem did not receive any remuneration during the period to serve as a Director and Officer of the Fund.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 42, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules. Mr. Kelley did not receive any remuneration during the period to serve as a Director and Officer of the Fund.

*Mr. Forester is a director who is an "interested person" of the Funds by virtue of being an officer of the Funds. Mr. Forester is also an officer of the investment manager and owns 99% of the shares of the Fund.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-388-0365 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Web site of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004, is be available without charge, upon request, by calling 1-800-388-0365 or by accessing the Web site of the Securities and Exchange Commission.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-800-388-0365.

------------------------------------------------------------------------------
ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(1) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Forester Funds, Inc.

By:  /s/ Thomas H. Forester
     -------------------------
     Thomas H. Forester
     Principal Executive Officer

Date: November 29, 2004
     -------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas H. Forester
     -------------------------
     Thomas H. Forester
     Principal Executive Officer

Date: November 29, 2004
     -------------------------


By:  /s/ Thomas H. Forester
     -------------------------
     Thomas H. Forester
     Principal Financial Officer

Date: November 29, 2004

----------------------------------------------------------------

THE FORESTER FUNDS
FORESTER DISCOVERY FUND


SEMI-ANNUAL REPORT
September 30, 2004

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER FUNDS
Letter to Shareholders

Dear Fellow Shareholder:

The past six months saw a bit of volatility, but did not end far from the levels seen in March. The Discovery Fund returned 0.3% over the past six months versus -0.1% for the MSCI EAFE Net Index and -0.2% for the S&P
500. Since inception your funds soundly outperformed their benchmarks returning 2.5% versus -1.2% for the MSCI EAFE Net Index and -2.3% for the S&P 500, all on an annualized return basis.

Earnings growth, the mother's milk of equity prices, look to be slowing going forward. In the third quarter, both Japan and Germany reported less than 1% annualized GDP growth. This is very odd if China is supposed to be the engine that powers global growth. There is talk of a China slowdown and a slowing US, the twin pillars of global strength. This does not bode well for stocks going forward. We remain in a very conservative posture.

Many of the stimuli that caused the growth last year have come, or are coming to a close. This includes the mortgage refinance boom, tax rebates, tax cuts and excess government spending. While we are surprised that it has taken this long to slow, we are remaining cautious.


Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President

FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Discovery Fund             0.5%      1.0%        2.5%
MSCI EAFE Net Index                22.1       9.1        -1.2
S&P 500 Stock Index                13.9       4.1        -2.3


                FORESTER      S&P 500       EAFE
                DISCOVERY      STOCK        NET
                  FUND         INDEX        INDEX
                ---------    ---------    ---------
9/10/99          $10,000      $10,000      $10,000
9/30/99           10,006        9,488        9,370
12/31/99          10,121       10,870       11,482
3/31/00           10,258       11,087       11,476
6/30/00           10,406       10,762       11,041
9/30/00           10,548       10,628       10,149
12/31/00          10,692        9,796        9,860
3/31/01           10,820        8,635        8,509
6/30/01           10,919        9,140        8,420
9/30/01           10,993        7,798        7,241
12/31/01          11,037        8,632        7,746
3/31/02           11,062        8,656        7,785
6/30/02           11,108        7,570        7,619
9/30/02           11,192        6,262        6,116
12/31/02          11,218        6,806        6,510
3/31/03           11,240        6,591        5,976
6/30/03           11,255        7,606        7,127
9/30/03           11,269        7,807        7,707
12/31/03          11,280        8,758        9,023
3/31/04           11,293        8,906        9,415
6/30/04           11,303        9,059        9,435
9/30/04           11,321        8,890        9,409



The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The MSCI EAFE Net Index is an unmanaged, market-weighted index of companies throughout the world, excluding the U.S. and Canada, including net reinvested dividends. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance. The Russell 2000 Index of 2000 smaller companies is an unmanaged, market-weighted index of small stocks which is commonly used as a measure of small stock total return performance. All indexes are unmanaged and include reinvested dividends.

THE FORESTER DISCOVERY FUND

PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

                                                Percent of         Market
Par Value                                       Net Assets         Value

                Other Assets (Schwab US
                   Treasury Money Fund)          99.98%           $91,556
                Other Assets Less Liabilities     0.02%                21
                                                ------            -------
                Net Assets                      100.00%           $91,577
                                                ======            =======
                At September 30, 2004, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.









THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (Unaudited)


                                               	     The Forester
                                                    Discovery Fund
ASSETS
Cash (Schwab US Treasury Money Fund)                   $91,556
Accrued Interest                                            21
Reimbursement receivable                                    70
                                                       -------
Total assets                                            91,647
                                                       =======

LIABILITIES
Fees payable                                                70
                                                       -------
Total liabilities                                           70
                                                       =======

NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 9,119 shares issued
and outstanding)                                       $91,577
                                                       =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
 ($91,577  /  9,119 shares)                             $10.04
                                                        ======
NET ASSETS
  At September 30, 2004, net assets consisted of:
      Paid-in capital                                  $91,372
      Undistributed net investment income                  205
                                                       -------
                                                       $91,577
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Six months ended September 30, 2004 (Unaudited)



                                                        The Forester
                                                       Discovery Fund
INVESTMENT INCOME
Interest income                                              $141
                                                           ------
Total income                                                  141
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             382
                                                           ------
  Total expenses                                              382
  Less:  expenses waived by Advisor (Note 2)                 (382)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         141
                                                           ------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                                0
                                                           ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   141
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                         Discovery Fund
                                    -----------------------
                                       Six Months   Year
                                         Ended      Ended
                                     Sep 30, 2004  March 31,
                                      (Unaudited)    2004
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   141        $  244
  Net realized gain (loss)
    on investments                         -             -
                                     -------        ------

  Net increase in net assets
    resulting from operations            141           244

  Distributions to shareholders
    Net investment income                  -          (293)
    Capital Gains                          -            (-)
                                     -------        ------
    Total Distributions                    -          (293)
                                     -------        ------

  Capital share transactions (a)
    Proceeds from shares sold         50,000             -
    Proceeds from reinvestment
    of distributions                       -           293
                                      ------        ------
                                      50,000           293

    Payments for shares redeemed     (15,000)            -
                                      ------        ------
    Net increase                      35,000           293

Total increase in net assets          35,141           244
                                      ------        ------
NET ASSETS
  Beginning of period                 56,436        56,192
                                      ------        ------
End of period
(Including undistributed net
 investment income of $205 and
  $64, respectively)                 $91,577       $56,436
                                     =======       =======

(a) Summary of capital share activity follows:

Shares sold                            4,980             -
Shares issued in reinvestment
  of distributions                         -            29
Shares redeemed                       (1,495)            -
                                     -------       -------
  Net increase in shares               3,485            29
                                     =======       =======

Value of shares sold                 $50,000       $     -
Value of shares issued in rein-
  vestment of distributions                -           293
Value of shares redeemed             (15,000)            -
                                      ------       -------
  Net increase in value of shares    $35,000       $   293
                                     =======       =======

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Discovery Fund
                                   -------------------------------------
                                    Six Months                                               Period*
                                      Ended                Years Ended March 31,             Ended
(For a share outstanding            Sep 30, 2004                                             March 31,
 throughout each period)            (Unaudited)    2004       2003       2002       2001       2000
                                   -----------------------------------------------------------------
NET ASSET VALUE                       <c>        <c>        <c>        <c>        <c>        <c>
Beginning of period                    $10.02     $10.03     $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .02        .04        .10        .23        .53        .30
Net gains on securities
 (both realized and unrealized)             -          -        .06          -        .02       (.04)
                                       ------     ------     ------     ------     ------     ------
  Total from investment operations        .02        .04        .16        .23        .55        .26
                                       ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)      -       (.05)      (.10)      (.33)      (.59)      (.12)
Capital Gains                               -          -       (.03)         -          -
                                       ------     ------     ------     ------     ------     ------
     Total distributions                    -       (.05)      (.13)      (.33)      (.59)      (.12)
                                       ------     ------     ------     ------     ------     ------
NET ASSET VALUE
End of period                          $10.04     $10.02     $10.03     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======     ======     ======

TOTAL RETURN                             0.25%      0.42%      1.62%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $91,577    $56,436    $56,192    $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                0%         0%         0%         0%         0%        0%**
      Before waiver                      1.35%      6.33%      5.99%      5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                     0.49%      0.43%      0.99%      2.18%      5.23%     5.26%**

Portfolio turnover rate	                    0%         0%       108%         0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements



Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
March 31, 2004 through September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, which this Fund does not charge, but which other funds may, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==============================================================

                 Beginning        Ending         Expenses Paid
               Account Value   Account Value    during period*
                                                   3/31/04-
                  3/31/04         9/30/04          9/30/04
==============================================================
Actual           $1,000.00       $1,002.47          $0.00
==============================================================
Hypothetical     $1,000.00       $1,025.00          $0.00
(5% return
before expenses)
==============================================================
==============================================================
*Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


TABLE OF HOLDINGS
                                   Percent of
                                   Net Assets

Cash                                 99.98%
Accrued Interest                      0.02%
                                     ------
Net Assets                          100.00%




THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
September 30, 2004 (Unaudited)


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund (each a
"Fund").  The Fund commenced operations on September 10, 1999.
This report covers the Forester Discovery Fund.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq OfficialClosing Price. Exchange-traded securities for which there were no transactions are valued at the average of readily available closing bid and asked prices on such exchanges or such
System.   Unlisted securities that are not included in such System
are valued at the mean of the quoted bid and asked prices in the
over-the-counter-market.   Options are valued at the last sales price
if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of
Directors.   Short-term investments are valued at amortized cost, if
their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.


SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
September 30, 2004 (Unaudited)


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the six months ended September 30, 2004, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Fund.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the
average daily net assets of the Fund.   For the six months ended
September 30, 2004, the Advisor voluntarily waived advisory fees in the amounts of $382 for The Forester Discovery Fund. There were no other operating expenses of the Fund for the six months ended September 30, 2004.

DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted Distribution Plans pursuant to which the Funds may pay broker-dealers for distributing shares of the Fund. This expense is limited to 1/4 of 1% of the Fund's average net
assets.   For the six months ended September 30, 2004, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, in the Forester
Discovery Fund for the six months ended September 30, 2004.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during fiscal years ended
2005 and 2004 was as follows:

                                    The Forester
2005                               Discovery Fund
----                               --------------
Distributions paid from:
  Ordinary income                      $    -
                                       ======

2004
----
Distributions paid from:
  Ordinary income                      $  293
                                       ======
                                       $  293

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                   Discovery Fund
                                   --------------
Undistributed ordinary income            $264
                                       ------
                                         $264
                                       ======


DIRECTORS AND OFFICERS OF THE COMPANY  (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 44, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 99% of the shares of each Fund. Mr. Forester did not receive any remuneration during the period to serve as a Director and Officer of the Fund.

Kaye E. Forester - Secretary has served since September, 1999.
Mrs. Forester, 43, is an investor. Her address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. She oversees 2 portfolios in the fund complex. She does not hold any other directorships designated by Item 13(a)(1) of the Rules. Mrs. Forester did not receive any remuneration during the period to serve as a Director and Officer of the Fund.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 55, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Grudem did not receive any remuneration during the period to serve as a Director and Officer of the Fund.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 41, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules. Mr. Kelley did not receive any remuneration during the period to serve as a Director and Officer of the Fund.

*Mr. Forester is a director who is an "interested person" of the Funds by virtue of being an officer of the Funds. Mr. Forester is also an officer of the investment manager and owns 99% of the shares of each Fund. They are married to each other.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-388-0365 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Web site of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004, is be available without charge, upon request, by calling 1-800-388-0365 or by accessing the Web site of the Securities and Exchange Commission.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-888-701-8405.

------------------------------------------------------------------------------
ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(1) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Forester Funds, Inc.

By:  /s/ Thomas H. Forester
     -------------------------
     Thomas H. Forester
     Principal Executive Officer

Date: November 29, 2004
     -------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas H. Forester
     -------------------------
     Thomas H. Forester
     Principal Executive Officer

Date: November 29, 2004
     -------------------------


By:  /s/ Thomas H. Forester
     -------------------------
     Thomas H. Forester
     Principal Financial Officer

Date: November 29, 2004

2